Goodwill and Internal Use Software and Other Intangible Assets, Net - Narrative (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill impairment			$ 0	$ 0
Capitalized software			13,100,000	27,600,000
Capitalization of stock-based compensation related to internal use software			4,123,000	4,051,000
Amortization of internal use software and other intangible assets			37,054,000	35,749,000
Impairment of intangibles			2,300,000	2,000,000
Internal use software and website development
Business Acquisition [Line Items]
Capitalization of stock-based compensation related to internal use software			$ 4,100,000	$ 4,100,000
Goodholm Finance Ltd
Business Acquisition [Line Items]
Cash paid for business acquisition		$ 2,900,000
Birmingham Bank Ltd
Business Acquisition [Line Items]
Cash paid for business acquisition	$ 15,900,000
Voting interest acquired (as a percent)	100.00%
Total consideration transferred	$ 19,300,000
Deferred consideration	$ 3,400,000